Financial investments	12 Months Ended
Dec. 31, 2018
Financial Investments
Financial investments
		2018	2017
Amortized cost
Time deposit investments	(i)	49,630	440,616
Fair value through profit or loss
Time deposit investments			15,764
Letras financeiras do tesouro - LFT´s and Letras Financeiras - LF´s	(ii)	2,247,272	1,816,889
Restricted funds investments	(iii)	9,998	12,404
Other		60,711	27,335
Total		2,367,611	2,313,008

Current assets		2,357,613	2,302,672
Non-current assets		9,998	10,336
Total		2,367,611	2,313,008

(i)    In 2017, the amount of R$440,616 was given as guarantee to cover Braskem’s obligation related to the constitution of a reserve account for the project finance of the subsidiary Braskem Idesa. The guarantee was withdrawn in April 2018.

(ii)  These refer to Brazilian floating-rate government bonds (“LFTs”) issued by the Brazilian federal government and floating-rate bonds (“LFs”) issued by financial institutions. These bonds have original maturity above three months, immediate liquidity in the secondary market and Management expects their realization in the short term.

(iii)  Restricted funds represent bank deposits with yields of approximately 100% of the Interbank Deposit Rate (“CDI”), and their use is related to the fulfillment of the contractual obligations of the debentures.